Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Segment Reporting [Abstract]
Summary of Significant Financial Information

The Company’s computation of Segment Adjusted EBITDA may not be comparable to other similarly titled measures computed by other companies because all companies do not calculate segment Adjusted EBITDA in the same fashion.

	As of and for the three months ended December 31, 2014
	Physical Infrastructure	Lit Services	Other	Corp/ elimination	Total
Revenue from external customers	$152.7	$157.4	$13.8	$—	$323.9
Segment Adjusted EBITDA	$102.1	$84.2	$3.4	$—	$189.7
Total assets	$2,878.5	$1,781.8	$123.1	$280.5	$5,063.9
Capital expenditures	$76.6	$52.5	$0.4	$—	$129.5

	As of and for the six months ended December 31, 2014
	Physical Infrastructure	Lit Services	Other	Corp/ elimination	Total
Revenue from external customers	$302.4	$313.5	$28.6	$—	$644.5
Segment Adjusted EBITDA	$199.4	$166.4	$6.9	$—	$372.7
Capital expenditures	$144.6	$98.5	$1.7	$—	$244.8

	As of and for the three months ended December 31, 2013
	Physical Infrastructure	Lit Services	Other	Corp/ elimination	Total
Revenue from external customers	$120.9	$151.3	$6.5	$(1.7)	$277.0
Segment Adjusted EBITDA	$80.2	$81.1	$1.8	$(1.4)	$161.7
Capital expenditures	$46.7	$41.6	$—	$—	$88.3

	As of and for the six months ended December 31, 2013
	Physical Infrastructure	Lit Services	Other	Corp/ elimination	Total
Revenue from external customers	$234.5	$300.7	$13.3	$(3.4)	$545.1
Segment Adjusted EBITDA	$154.5	$161.9	$3.6	$(2.7)	$317.3
Capital expenditures	$91.9	$83.1	$—	$—	$175.0

	As of June 30, 2014
	Physical Infrastructure	Lit Services	Other	Corp/ elimination	Total
Total assets	$2,851.8	$1,739.1	$43.1	$416.4	$5,050.4

The Company’s computation of Segment Adjusted EBITDA may not be comparable to other similarly titled measures computed by other companies because all companies do not calculate segment Adjusted EBITDA in the same fashion.

	For the year ended June 30, 2012
	Physical Infrastructure	Lit Services	Other	Corp/ eliminations	Total
Revenue from external customers	$157,419	$224,624	$—	$(6,517)	$375,526
Segment Adjusted EBITDA	101,060	92,120	—	(5,394)	187,786
Total assets(1)	611,777	483,755	—	346,523	1,442,055
Capital expenditures, net of stimulus grant reimbursements	38,809	85,328	—	—	124,137

(1)	Assets of discontinued operations of $67,265 are included in the Corp/elimination column for the year ended June 30, 2012.

	For the year ended June 30, 2013
	Physical Infrastructure	Lit Services	Other	Corp/ eliminations	Total
Revenue from external customers	$413,013	$570,462	$27,775	$(6,896)	$1,004,354
Segment Adjusted EBITDA	275,684	277,854	6,193	(5,302)	554,429
Total assets(1)	2,311,552	1,685,510	32,363	221,815	4,251,240
Capital expenditures, net of stimulus grant reimbursements	180,261	142,940	31	—	323,232

(1)	Assets of discontinued operations of $72,143 are included in the Corp/elimination column for the year ended June 30, 2013

	For the year ended June 30, 2014
	Physical Infrastructure	Lit Services	Other	Corp/ eliminations	Total
Revenue from external customers	$495,411	$606,213	$28,143	$(6,580)	$1,123,187
Segment Adjusted EBITDA	324,913	325,895	7,999	(5,197)	653,610
Total assets	2,851,765	1,739,139	43,089	415,073	5,049,066
Capital expenditures	209,147	151,610	—	—	360,757

Reconciliation from net earnings/(loss) to Adjusted EBITDA by segment and on a consolidated basis

Reconciliation from Segment Adjusted EBITDA to net earnings/(loss) from continuing operations

	Three months ended December 31,
	2014	2013
Segment Adjusted EBITDA	$189.7	$161.7
Interest expense	(53.4)	(50.3)
Benefit/(provision) for income taxes	4.4	(8.4)
Depreciation and amortization expense	(96.9)	(81.7)
Transaction costs	(1.3)	(0.2)
Stock-based compensation	6.0	(57.0)
Loss on extinguishment of debt	(30.9)	(1.9)
Foreign currency loss on intercompany loans	(13.3)	0.2
Non-cash loss on investments	(0.5)	—

Net earnings/(loss) from continuing operations	$3.8	$(37.6)

	Six months ended December 31,
	2014	2013
Segment Adjusted EBITDA	$372.7	$317.3
Interest expense	(100.3)	(101.8)
Provision for income taxes	(5.0)	(17.7)
Depreciation and amortization expense	(192.9)	(162.7)
Transaction costs	(4.8)	(0.8)
Stock-based compensation	(117.1)	(99.9)
Loss on extinguishment of debt	(30.9)	(1.9)
Foreign currency loss on intercompany loans	(27.9)	0.8
Non-cash loss on investments	(0.5)	—

Net loss from continuing operations	$(106.7)	$(66.7)

Reconciliation from Total Segment Adjusted EBITDA to net earnings/(loss) from continuing operations before income taxes

	For the year ended June 30,
	2012	2013	2014
Total Segment Adjusted EBITDA	$187,786	$554,429	$653,610
Interest expense	(50,720)	(202,464)	(203,529)
Depreciation and amortization expense	(84,961)	(324,532)	(338,268)
Transaction costs	(6,630)	(14,204)	(5,295)
Impairment of cost method investment	(2,248)	—	—
Stock-based compensation	(26,253)	(105,849)	(253,681)
Loss on extinguishment of debt	—	(77,253)	(1,911)
Unrealized foreign currency gain	—	55	4,725

Net earnings/(loss) from continuing operations before provision for income taxes	$16,974	$(169,818)	$(144,349)

Schedule of Geographical Information

The following is a summary of geographical information (dollars in thousands):

	For the year ended June 30,
	2012	2013	2014
Revenue from external customers:
United States	$375,526	$946,502	$1,052,778
United Kingdom	—	57,488	70,271
Japan	—	364	138

	$375,526	$1,004,354	$1,123,187

Long-lived assets:
United States	$961,921	$3,094,392	$3,212,758
United Kingdom	—	120,221	429,879
Japan	—	2	346

	$961,921	$3,214,615	$3,642,983